PROVISION FOR JUDICIAL LIABILITIES - Assets arising from the exclusion of VAT from tax basis (Details) - BRL (R$) R$ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2021	Sep. 30, 2019	Jun. 30, 2021
PROVISION FOR JUDICIAL LIABILITIES
Total PIS and COFINS tax credits to be recovered			R$ 455,984
Partial recognition of PIS and COFINS tax credits recovered		R$ 128,115
Remaining amount recognized of PIS and COFINS tax credits recovered	R$ 327,869